Geographical and product analysis	6 Months Ended
Jun. 30, 2018
Disclosure Of Geographical Areas [Abstract]
Geographical and product analysis

3. Geographical analysis (by destination)

	Six months	Adjusted six months	Six months	Adjusted six months
	to 30 June	to 30 June	to 30 June	to 30 June
	2018	2017(b)	2018	2017(b)
Consolidated sales revenue by destination(a)%		%	US$m	US$m
China	44.9	43.6	8,946	8,414
Asia (excluding China and Japan)	11.6	13.2	2,316	2,546
United States of America	15.7	13.9	3,117	2,683
Japan	10.1	12.2	2,019	2,363
Europe (excluding UK)	8.5	7.8	1,700	1,498
Canada	3.2	2.7	634	525
Australia	1.8	1.8	353	350
UK	0.9	1.1	173	219
Other	3.3	3.7	656	721
Consolidated sales revenue	100.0	100.0	19,914	19,319

The financial information by business unit and the geographic analysis of sales by destination satisfy the disclosure requirements of IFRS 8 ‘Operating Segments’ for interim financial statements and also provide additional voluntary disclosure which the Group considers is useful to the users of the financial statements.

(a)

Consolidated sales revenue by geographical destination is based on the ultimate country of destination of the product, if known. If the eventual destination of the product sold through traders is not known then revenue is allocated to the location of the product at the time when the risks and rewards of ownership are transferred. Rio Tinto is domiciled in both the UK and Australia.

(b)

The 30 June 2017 comparatives above have been amended to correct the allocation of revenues by region. The most significant impacts are an increase in the amount allocated to Japan by US$177 million and a decrease to Other Asia (which excludes China and Japan) of US$158 million. There is no impact on the total consolidated sales revenue.

Product analysis (by revenue type)

	Six months to 30 June 2018			Six months to June 2017
	Revenue from contracts with customers	Other revenue(a)	Consolidated sales revenue	Consolidated sales revenue(b)
Consolidated sales revenue by product	US$m	US$m	US$m	US$m
Iron Ore	9,669	(61)	9,608	9,594
Aluminium	6,027	38	6,065	5,270
Copper	1,077	5	1,082	730
Coal	835	5	840	1,533
Industrial minerals	1,067	-	1,067	975
Gold	228	-	228	186
Diamonds	323	-	323	340
Other	701	-	701	691
Consolidated sales revenue	19,927	(13)	19,914	19,319
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales			1,293	589
Gross sales revenue			21,207	19,908

(a)

Certain of the Group’s products may be provisionally priced at the date revenue is recognised. The change in value of the provisionally priced receivables is based on relevant forward market prices and is included in ‘Other revenue’ above. In the prior year there was no equivalent requirement under IAS 18 to separate out such provisional price movements and therefore this was not separately disclosed.

(b)

Presentation of comparative consolidated sales revenue is in accordance with the previous standard IAS 18 ‘Revenue Recognition’. No material measurement or recognition differences on comparative information were identified between IAS 18 and the current standard IFRS 15.